COMMITMENTS AND CONTINGENT LIABILITIES - CAPITAL EXPENDITURES (Details) $ in Thousands	Sep. 30, 2020 USD ($)
Commitments and Contingencies Disclosure [Abstract]
Operating leases, future minimum payments due, next five years (not more than)	$ 1,400
Operating leases, future minimum payments due, thereafter	$ 73